NONCONTROLLING INTERESTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in noncontrolling interest
Balance at the beginning of the period	$ 17,156
Capital injection			718
Net loss	(331)	(6,637)	(11,918)
Disposal of subsidiary		933
Balance at the end of the period	17,374	17,156
Non-Controlling Interest
Changes in noncontrolling interest
Balance at the beginning of the period	17,156	22,934	32,703
Capital injection			675
Net loss	(331)	(6,637)	(11,918)
Foreign currency translation adjustment	549	(74)	1,474
Disposal of subsidiary		933
Balance at the end of the period	$ 17,374	$ 17,156	$ 22,934